Defined Contribution Plan	12 Months Ended
Dec. 31, 2021
Defined Contribution Plan
Defined Contribution Plan
12.	Defined Contribution Plan

The Company maintains a voluntary qualified defined contribution plan covering eligible employees as defined by the plan documents. Participating employees may elect to defer and contribute a portion of their eligible compensation to the plan up to limits stated in the plan documents, not to exceed the dollar amounts set by applicable laws. The Company’s matching contributions to the plan were $587, $300 and $317 for the years ended December 31, 2021, 2020 and 2019, respectively.